Investment Portfolioas of April 30, 2025 (Unaudited)
DWS Total Return Bond Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 40.8%
Communication Services 3.7%
Alphabet, Inc., 5.25%, 5/15/2055 (a)	425,000	419,482
AT&T, Inc.:
3.55%, 9/15/2055	220,000	147,329
5.4%, 2/15/2034	1,700,000	1,735,983
Bell Telephone Co. of Canada or Bell Canada, 6.875%, 9/15/2055	1,073,000	1,071,745
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	2,000,000	1,972,641
Charter Communications Operating LLC, 6.1%, 6/1/2029	570,000	590,282
Comcast Corp., 5.5%, 5/15/2064	250,000	229,935
Expedia Group, Inc., 5.4%, 2/15/2035	417,000	410,487
Meta Platforms, Inc., 5.4%, 8/15/2054	291,000	280,002
Paramount Global, 4.2%, 6/1/2029	725,000	699,855
T-Mobile U.S.A., Inc.:
5.125%, 5/15/2032	390,000	394,316
5.875%, 11/15/2055	500,000	492,702
Verizon Communications, Inc.:
2.65%, 11/20/2040	117,000	82,246
2.85%, 9/3/2041	150,000	104,860
3.7%, 3/22/2061	132,000	89,691
Warnermedia Holdings, Inc., 4.279%, 3/15/2032	250,000	214,070
		8,935,626
Consumer Discretionary 2.8%
AutoZone, Inc., 5.125%, 6/15/2030	165,000	168,782
Carnival Corp., 144A, 6.125%, 2/15/2033 (b)	144,000	142,782
Daimler Truck Finance North America LLC, 144A, 5.625%, 1/13/2035	315,000	315,014
Ford Motor Credit Co. LLC:
5.8%, 3/8/2029	500,000	490,901
6.5%, 2/7/2035	500,000	483,911
General Motors Financial Co., Inc.:
5.35%, 1/7/2030	1,000,000	1,002,522
5.55%, 7/15/2029	975,000	982,074
Las Vegas Sands Corp., 5.625%, 6/15/2028	419,000	419,962
Marriott International, Inc., 5.5%, 4/15/2037	610,000	594,310
Mattel, Inc., 144A, 5.875%, 12/15/2027	1,000,000	993,619
Saks Global Enterprises LLC, 144A, 11.0%, 12/15/2029	1,048,000	635,651
Tapestry, Inc., 5.5%, 3/11/2035	627,000	610,643
		6,840,171
Consumer Staples 1.7%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	165,000	150,430
Japan Tobacco, Inc., 144A, 5.85%, 6/15/2035	447,000	464,137
JBS USA Holding Lux SARL, 6.75%, 3/15/2034	831,000	900,903
Kroger Co., 5.0%, 9/15/2034	500,000	490,060
Mars, Inc.:
144A, 5.2%, 3/1/2035	572,000	574,244
144A, 5.65%, 5/1/2045	282,000	280,052
144A, 5.7%, 5/1/2055	334,000	329,211

Sysco Corp., 5.4%, 3/23/2035	309,000	309,252
Viterra Finance BV, 144A, 5.25%, 4/21/2032	750,000	755,010
		4,253,299
Energy 4.8%
BP Capital Markets PLC, 6.125%, Perpetual	750,000	723,948
Cheniere Energy, Inc., 5.65%, 4/15/2034	320,000	318,708
ConocoPhillips Co., 5.55%, 3/15/2054	310,000	289,725
Coterra Energy, Inc., 5.9%, 2/15/2055	350,000	318,239
DT Midstream, Inc., 144A, 5.8%, 12/15/2034	257,000	254,594
Energy Transfer LP, 5.7%, 4/1/2035	657,000	650,315
EQT Corp., 5.75%, 2/1/2034	745,000	744,807
Expand Energy Corp., 5.375%, 2/1/2029	585,000	582,354
Hess Midstream Operations LP:
144A, 5.875%, 3/1/2028	298,000	298,626
144A, 6.5%, 6/1/2029	1,000,000	1,015,569
HF Sinclair Corp., 5.75%, 1/15/2031	453,000	449,562
Kinder Morgan, Inc.:
5.15%, 6/1/2030 (a)	300,000	302,866
5.85%, 6/1/2035 (a)	1,250,000	1,265,603
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	536,000	539,918
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,000,000	1,120,430
ONEOK, Inc., 144A, 6.5%, 9/1/2030	890,000	940,302
Saudi Arabian Oil Co.:
144A, 5.75%, 7/17/2054	350,000	325,150
144A, 5.875%, 7/17/2064	418,000	384,828
Sunoco LP, 144A, 6.25%, 7/1/2033	235,000	234,684
Targa Resources Partners LP, 5.0%, 1/15/2028	800,000	799,626
Western Midstream Operating LP, 5.45%, 11/15/2034	320,000	304,002
		11,863,856
Financials 13.7%
AerCap Ireland Capital DAC, 6.5%, 1/31/2056	1,000,000	971,093
Arthur J Gallagher & Co., 5.15%, 2/15/2035	493,000	489,242
Avolon Holdings Funding Ltd., 144A, 5.375%, 5/30/2030	377,000	375,819
Bank of America Corp.:
2.972%, 7/21/2052	154,000	96,942
5.468%, 1/23/2035	410,000	415,868
Series OO, 6.625%, Perpetual	1,000,000	1,000,460
Bank of New York Mellon Corp., Series I, 3.75%, Perpetual	729,000	689,062
Barclays PLC:
5.335%, 9/10/2035	347,000	336,736
5.785%, 2/25/2036	312,000	312,348
7.625%, Perpetual	1,000,000	956,648
Beacon Funding Trust, 144A, 6.266%, 8/15/2054	415,000	405,639
BGC Group, Inc., 144A, 6.15%, 4/2/2030	961,000	957,359
BlackRock Funding, Inc., 5.35%, 1/8/2055	365,000	351,645
Blackstone Private Credit Fund:
144A, 5.25%, 4/1/2030	500,000	487,171
6.0%, 1/29/2032	320,000	317,333
144A, 6.0%, 11/22/2034	500,000	477,083
Canadian Imperial Bank of Commerce, 6.95%, 1/28/2085	1,150,000	1,108,840
Charles Schwab Corp., Series F, 5.0%, Perpetual	1,250,000	1,155,209
Citigroup, Inc.:
5.592%, 11/19/2034	1,705,000	1,715,293
Series FF, 6.95%, Perpetual	1,250,000	1,224,528
Fortitude Group Holdings LLC, 144A, 6.25%, 4/1/2030	670,000	679,816
HSBC Holdings PLC, 6.95%, Perpetual	1,000,000	979,106

Jane Street Group:
144A, 6.125%, 11/1/2032	460,000	452,125
144A, 6.75%, 5/1/2033	726,000	729,420
JPMorgan Chase & Co.:
5.572%, 4/22/2036	1,097,000	1,122,041
Series OO, 6.5%, Perpetual	1,441,000	1,439,925
6.875%, Perpetual	900,000	927,086
Lloyds Banking Group PLC, 5.679%, 1/5/2035	235,000	238,004
Macquarie Airfinance Holdings Ltd., 144A, 6.4%, 3/26/2029	1,000,000	1,026,374
Marsh & McLennan Companies, Inc., 5.45%, 3/15/2053	240,000	229,171
Morgan Stanley:
5.664%, 4/17/2036	438,000	447,228
5.831%, 4/19/2035	770,000	795,056
PNC Financial Services Group, Inc., 5.575%, 1/29/2036	313,000	316,816
Prudential Financial, Inc., 5.2%, 3/14/2035	545,000	546,313
Royal Bank of Canada, 6.35%, 11/24/2084	1,250,000	1,146,815
Societe Generale SA:
144A, 6.066%, 1/19/2035	330,000	334,520
144A, 8.125%, Perpetual	1,000,000	987,123
Standard Chartered PLC, 144A, 5.005%, 10/15/2030	777,000	780,521
State Street Corp.:
Series K, 6.45%, Perpetual	1,044,000	1,023,133
Series J, 6.7%, Perpetual	750,000	753,106
Sumitomo Mitsui Financial Group, Inc., 6.45%, Perpetual	1,500,000	1,426,988
The Goldman Sachs Group, Inc.:
5.016%, 10/23/2035	367,000	355,610
5.218%, 4/23/2031	645,000	656,900
5.734%, 1/28/2056	360,000	350,613
Series Y, 6.125%, Perpetual	1,143,000	1,077,657
U.S. Bancorp, 5.678%, 1/23/2035	590,000	601,183
UBS Group AG, 144A, 4.375%, Perpetual (b)	301,000	257,758
		33,524,726
Health Care 1.5%
AbbVie, Inc., 5.2%, 3/15/2035	424,000	429,595
Amgen, Inc.:
3.0%, 1/15/2052	171,000	106,686
5.65%, 3/2/2053	318,000	305,218
CVS Health Corp., 6.75%, 12/10/2054	667,000	662,509
Eli Lilly & Co.:
5.0%, 2/9/2054	320,000	297,223
5.2%, 8/14/2064	120,000	112,579
HCA, Inc., 5.75%, 3/1/2035	675,000	680,983
Stryker Corp., 5.2%, 2/10/2035	646,000	651,046
UnitedHealth Group, Inc., 5.15%, 7/15/2034	368,000	369,179
		3,615,018
Industrials 4.2%
BNSF Funding Trust I, 6.613%, 12/15/2055	1,000,000	1,000,244
Boeing Co., 6.858%, 5/1/2054	330,000	352,448
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	410,000	383,656
Canadian Pacific Railway Co., 5.2%, 3/30/2035	400,000	401,507
Carrier Global Corp., 5.9%, 3/15/2034	820,000	863,220
Keysight Technologies, Inc., 5.35%, 7/30/2030	892,000	915,777
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,350,000	1,354,231
Norfolk Southern Corp., 5.95%, 3/15/2064	500,000	506,443
OT Midco Ltd., 144A, 10.0%, 2/15/2030	411,000	334,408

Paychex, Inc.:
5.1%, 4/15/2030	252,000	255,770
5.35%, 4/15/2032	1,160,000	1,178,302
5.6%, 4/15/2035	595,000	605,994
Rentokil Terminix Funding LLC, 144A, 5.625%, 4/28/2035	302,000	303,010
Rollins, Inc., 144A, 5.25%, 2/24/2035	286,000	285,324
Tyco Electronics Group SA, 5.0%, 5/9/2035 (a)	488,000	482,673
Verisk Analytics, Inc., 5.25%, 3/15/2035	816,000	809,087
Waste Management, Inc., 4.95%, 3/15/2035	361,000	359,434
		10,391,528
Information Technology 1.3%
Apple, Inc.:
2.375%, 2/8/2041	13,000	9,004
2.7%, 8/5/2051	16,000	9,929
AppLovin Corp., 5.95%, 12/1/2054	257,000	245,419
Broadcom, Inc.:
144A, 3.137%, 11/15/2035	148,000	122,626
144A, 3.187%, 11/15/2036	220,000	179,533
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	363,000	369,843
International Business Machines Corp., 5.0%, 2/10/2032	500,000	505,109
Microsoft Corp., 2.921%, 3/17/2052	465,000	308,607
Oracle Corp.:
5.375%, 9/27/2054	710,000	629,285
5.5%, 9/27/2064	220,000	195,212
Texas Instruments, Inc., 5.15%, 2/8/2054	515,000	478,774
		3,053,341
Materials 2.2%
BHP Billiton Finance USA Ltd., 5.3%, 2/21/2035	903,000	907,733
Celanese U.S. Holdings LLC, 6.5%, 4/15/2030	318,000	310,726
Cleveland-Cliffs, Inc., 144A, 6.875%, 11/1/2029	515,000	498,792
Corp. Nacional del Cobre de Chile, 144A, 6.78%, 1/13/2055	240,000	244,524
Dow Chemical Co., 5.95%, 3/15/2055	285,000	265,516
Olin Corp.:
5.0%, 2/1/2030 (b)	1,750,000	1,643,450
144A, 6.625%, 4/1/2033	159,000	150,868
Rio Tinto Finance USA PLC:
5.25%, 3/14/2035	379,000	380,426
5.875%, 3/14/2065	326,000	321,971
Vale Overseas Ltd., 6.4%, 6/28/2054	750,000	724,378
		5,448,384
Real Estate 0.8%
CBRE Services, Inc.:
4.8%, 6/15/2030 (a)	417,000	414,670
5.5%, 6/15/2035 (a)	459,000	457,280
Prologis LP, (REIT), 5.0%, 1/31/2035	1,070,000	1,057,759
		1,929,709
Utilities 4.1%
Constellation Energy Generation LLC, 5.75%, 3/15/2054	465,000	439,238
Dominion Energy, Inc., 6.625%, 5/15/2055	700,000	688,232
Duke Energy Indiana LLC, 2.75%, 4/1/2050	288,000	172,520
Edison International, 5.25%, 3/15/2032 (b)	397,000	378,950
Entergy Arkansas LLC, 5.75%, 6/1/2054	470,000	461,607
Entergy Louisiana LLC, 5.8%, 3/15/2055	350,000	345,405

Eversource Energy, 5.5%, 1/1/2034	710,000	710,079
Exelon Corp., 6.5%, 3/15/2055	400,000	397,683
Nevada Power Co., 6.0%, 3/15/2054	410,000	415,044
NextEra Energy Capital Holdings, Inc.:
5.45%, 3/15/2035	1,025,000	1,032,359
6.375%, 8/15/2055	1,000,000	1,002,108
6.75%, 6/15/2054	627,000	633,387
Pacific Gas and Electric Co.:
3.95%, 12/1/2047	350,000	245,270
5.9%, 10/1/2054	163,000	149,179
PG&E Corp., 7.375%, 3/15/2055	375,000	364,046
Sempra, 4.125%, 4/1/2052	1,000,000	916,316
Sierra Pacific Power Co., 5.9%, 3/15/2054	240,000	237,979
Southern California Edison Co., 5.9%, 3/1/2055	570,000	523,818
Southwestern Public Service Co., 6.0%, 6/1/2054	435,000	435,674
Vistra Operations Co. LLC, 144A, 5.7%, 12/30/2034	603,000	600,170
		10,149,064
Total Corporate Bonds (Cost $101,495,802)		100,004,722

Mortgage-Backed Securities Pass-Throughs 20.3%
Federal Home Loan Mortgage Corp.:
3.0%, 4/1/2052	1,644,847	1,433,573
3.5%, with various maturities from 6/1/2028 until 9/1/2052	6,712,627	6,135,053
4.5%, 12/1/2040	23,559	23,410
5.5%, with various maturities from 6/1/2039 until 12/1/2054	4,516,330	4,552,329
6.0%, 1/1/2055	4,382,501	4,468,682
Federal National Mortgage Association:
2.5%, with various maturities from 10/1/2051 until 3/1/2052	3,190,307	2,663,677
3.0%, 5/1/2052	2,115,516	1,849,685
3.5%, with various maturities from 1/1/2046 until 12/1/2046	1,287,489	1,187,054
4.5%, 11/1/2043	132,819	131,538
5.5%, with various maturities from 2/1/2031 until 10/1/2054	5,381,359	5,480,084
6.0%, with various maturities from 7/1/2054 until 2/1/2055	15,452,412	15,772,562
Government National Mortgage Association:
4.5%, 7/15/2040	27,675	27,431
5.5%, 5/20/2054 (a)	6,000,000	5,994,246
Total Mortgage-Backed Securities Pass-Throughs (Cost $49,830,260)		49,719,324

Asset-Backed 11.0%
Automobile Receivables 2.5%
Ally Bank Auto Credit-Linked Notes:
“C”, Series 2024-B, 144A, 5.215%, 9/15/2032	201,359	201,877
“D”, Series 2024-B, 144A, 5.41%, 9/15/2032	201,359	201,072
“C”, Series 2024-A, 144A, 6.022%, 5/17/2032	334,692	338,964
Avis Budget Rental Car Funding AESOP LLC:
“B”, Series 2024-2A, 144A, 5.57%, 10/20/2028	750,000	755,339
“C”, Series 2023-1A, 144A, 6.23%, 4/20/2029	100,000	101,181
“C”, Series 2022-5A, 144A, 6.24%, 4/20/2027	500,000	500,705
“D”, Series 2024-2A, 144A, 7.43%, 10/20/2028	400,000	402,903
Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 5.654% (c), 12/26/2031	149,051	149,332
Enterprise Fleet Financing LLC, “A4”, Series 2025-2, 144A, 4.58%, 12/22/2031 (a)	361,000	361,096
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	750,000	768,554
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027	1,640,000	1,652,982

Huntington Bank Auto Credit-Linked Notes:
“B1”, Series 2024-2, 144A, 5.442%, 10/20/2032	401,854	403,864
“B1”, Series 2024-1, 144A, 6.153%, 5/20/2032	208,629	211,234
		6,049,103
Credit Card Receivables 0.8%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027	500,000	504,708
Evergreen Credit Card Trust, “C”, Series 2025-CRT5, 144A, 5.53%, 5/15/2029	150,000	151,072
Mercury Financial Credit Card Master Trust, “A”, Series 2024-2A, 144A, 6.56%, 7/20/2029	500,000	506,074
Mission Lane Credit Card Master Trust, “A”, Series 2024-B, 144A, 5.88%, 1/15/2030	750,000	754,528
		1,916,382
Home Equity Loans 0.2%
CIT Home Equity Loan Trust, “AF6”, Series 2002-1, 6.2%, 2/25/2030	504	502
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	485,301	489,388
		489,890
Miscellaneous 7.5%
AB BSL CLO 5 Ltd., “B”, Series 2024-5A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.015% (c), 1/20/2038	400,000	398,770
Allegro CLO XV Ltd., “BR”, Series 2022-1A, 144A, 3 mo. USD Term SOFR + 1.62%, 5.931% (c), 4/20/2038	750,000	746,750
Apidos CLO LI Ltd., “C”, Series 2024-51A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.047% (c), 1/20/2038	500,000	494,188
Apidos CLO XL Ltd., “AR”, Series 2022-40A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.606% (c), 7/15/2037	500,000	500,199
Apidos CLO XLVII Ltd., “C”, Series 2024-47A, 144A, 3 mo. USD Term SOFR + 2.35%, 6.633% (c), 4/26/2037	625,000	623,970
Apidos CLO XVIII-R, “A2R2”, Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.852% (c), 1/22/2038	500,000	498,024
ARES LIX CLO Ltd., “C2”, Series 2021-59A, 144A, 3.35%, 4/25/2034	500,000	445,042
Carlyle Global Market Strategies CLO Ltd., “BR4”, Series 2012-4A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.022% (c), 4/22/2032	500,000	499,254
CIFC Funding Ltd., “BR”, Series 2022-7A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.972% (c), 1/22/2038	442,000	440,807
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	450,000	451,103
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	1,000,000	966,886
Dryden 64 CLO Ltd., “C”, Series 2018-64A, 144A, 3 mo. USD Term SOFR + 2.012%, 6.281% (c), 4/18/2031	1,200,000	1,200,031
Elmwood CLO II Ltd., “A2RR”, Series 2019-2A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.819% (c), 10/20/2037	500,000	498,738
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	500,000	507,882
Galaxy 34 CLO Ltd., “A”, Series 2024-34A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.639% (c), 10/20/2037	500,000	499,731
Golub Capital Partners CLO 53B Ltd., “CR”, Series 2021-53A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.011% (c), 7/20/2034	600,000	587,239
Hilton Grand Vacations Trust, “B”, Series 2024-2A, 144A, 5.65%, 3/25/2038	711,032	723,707
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	640,082	647,874
Jersey Mike's Funding LLC, “A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	330,000	328,406
Lewey Park CLO Ltd., “A2”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.56%, 5.829% (c), 10/21/2037	500,000	498,435
Mosaic Solar Loan Trust:
“B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	235,813	222,038
“C”, Series 2023-1A, 144A, 8.48%, 6/20/2053	520,000	268,469
“C”, Series 2022-3A, 144A, 8.56%, 6/20/2053	1,703,000	420,149
Neuberger Berman Loan Advisers CLO 44 Ltd., “CR”, Series 2021-44A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.961% (c), 10/16/2035	367,000	360,684

NRZ Excess Spread-Collateralized Notes, “A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	359,067	340,851
OCP CLO Ltd., “B1”, Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.961% (c), 10/16/2037	500,000	498,025
OZLM XXIV Ltd., “A1AR”, Series 2019-24A, 144A, 3 mo. USD Term SOFR + 1.422%, 5.691% (c), 7/20/2032	237,054	236,580
Palmer Square CLO Ltd., “C”, Series 2023-3A, 144A, 3 mo. USD Term SOFR + 2.9%, 7.169% (c), 1/20/2037	250,000	251,771
Race Point X CLO Ltd., “C2R”, Series 2016-10A, 144A, 3 mo. USD Term SOFR + 2.262%, 6.543% (c), 7/25/2031	759,634	760,520
RR 35 Ltd., “A2”, Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.002% (c), 1/15/2040	600,000	598,575
RR 37 Ltd., “B”, Series 2025-37A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.012% (c), 4/15/2038	600,000	583,064
Sixth Street CLO XIV Ltd., “A2R2”, Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.717% (c), 1/20/2038	1,000,000	989,485
Switch ABS Issuer LLC, “A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	500,000	496,578
TICP CLO XI Ltd., “AR”, Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.812% (c), 4/25/2037	500,000	499,036
Venture XXVII CLO Ltd., “AR”, Series 2017-27A, 144A, 3 mo. USD Term SOFR + 1.312%, 5.581% (c), 7/20/2030	119,110	119,047
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	300,000	304,220
		18,506,128
Total Asset-Backed (Cost $28,312,398)		26,961,503

Commercial Mortgage-Backed Securities 9.5%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.203% (c), 5/15/2035	500,000	430,000
“C”, Series 2018-20TS, 144A, 3.203% (c), 5/15/2035	500,000	420,000
BAHA Trust:
“A”, Series 2024-MAR, 144A, 6.171%, 12/10/2041	836,000	863,034
“B”, Series 2024-MAR, 144A, 7.069%, 12/10/2041	650,000	664,374
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	500,000	430,046
BPR Trust, “B”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.586% (c), 9/15/2038	300,000	296,145
BX Trust:
“B”, Series 2019-OC11, 144A, 3.605%, 12/9/2041	750,000	698,886
“D”, Series 2019-OC11, 144A, 4.075% (c), 12/9/2041	750,000	695,506
CHI Commercial Mortgage Trust, “C”, Series 2025-SFT, 144A, 6.819%, 4/15/2042	500,000	502,306
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	500,000	482,998
FREMF Mortgage Trust:
“B”, Series 2018-K75, 144A, 4.111%, 4/25/2051	1,000,000	983,200
“B”, Series 2018-K77, 144A, 4.302%, 5/25/2051	1,832,000	1,809,460
Hawaii Hotel Trust, “B”, Series 2025-MAUI, 144A, 1 mo. USD Term SOFR + 1.742%, 6.064% (c), 3/15/2042	250,000	247,344
Hudson Yards Mortgage Trust:
“A”, Series 2025-SPRL, 144A, 5.649%, 1/13/2040	190,000	195,252
“C”, Series 2025-SPRL, 144A, 6.15% (c), 1/13/2040	1,135,000	1,165,960
IRV Trust:
“A”, Series 2025-200P, 144A, 5.471%, 3/14/2047	750,000	751,135
“C”, Series 2025-200P, 144A, 5.921%, 3/14/2047	476,000	469,812
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,750,000	1,436,679
“A”, Series 2016-NINE, 144A, 2.949% (c), 9/6/2038	500,000	486,033
“A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.579% (c), 6/15/2035	1,938,171	1,669,001
JW Commercial Mortgage Trust, “B”, Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 6.263% (c), 6/15/2039	1,000,000	990,000

KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.39% (c), 8/15/2038	495,860	488,401
LEX Mortgage Trust, “A”, Series 2024-BBG, 144A, 5.036% (c), 10/13/2033	1,250,000	1,255,174
MRCD Mortgage Trust, “B”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	155,000	129,363
Natixis Commercial Mortgage Securities Trust, “A”, Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	699,143
ROCK Trust:
“A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	1,643,000	1,673,518
“B”, Series 2024-CNTR, 144A, 5.93%, 11/13/2041	1,000,000	1,030,287
“C”, Series 2024-CNTR, 144A, 6.471%, 11/13/2041	450,000	467,020
“E”, Series 2024-CNTR, 144A, 8.819%, 11/13/2041	300,000	313,622
SLG Office Trust, “A”, Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	873,149
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.765% (c), 3/15/2042	500,000	491,245
UBS Commercial Mortgage Trust, “A3”, Series 2017-C4, 3.301%, 10/15/2050	91,103	89,152
Total Commercial Mortgage-Backed Securities (Cost $23,222,369)		23,197,245

Collateralized Mortgage Obligations 8.2%
Alternative Loan Trust, “1A4”, Series 2006-43CB, 6.0%, 2/25/2037	97,567	49,587
Arroyo Mortgage Trust, “A1”, Series 2021-1R, 144A, 1.175%, 10/25/2048	1,630,107	1,466,736
Banc of America Mortgage Trust, “2A2”, Series 2004-A, 5.912% (c), 2/25/2034	34,548	33,744
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 7.783% (c), 12/25/2035	44,249	44,879
CHL Mortgage Pass Through Trust, “2A5”, Series 2004-13, 5.75%, 8/25/2034	103,077	100,657
CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0%, 11/25/2035	191,338	43,156
Federal Home Loan Mortgage Corp.:
“DI”, Series 5011, Interest Only, 2.0%, 7/25/2050	4,798,877	583,606
“MI”, Series 5034, Interest Only, 2.0%, 11/25/2050	3,126,095	398,874
“MI”, Series 5135, Interest Only, 2.5%, 8/25/2051	8,300,943	969,587
“P”, Series 4916, 3.0%, 9/25/2049	1,458,228	1,309,232
“JI”, Series 5236, Interest Only, 4.0%, 2/25/2052	4,792,521	579,982
“6”, Series 233, Interest Only, 4.5%, 8/15/2035	55,314	7,034
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	1,300,655	1,093,918
“FE”, Series 2024-87, 30 day USD SOFR Average + 1.85%, 6.0% (c), 12/25/2054	943,348	947,566
Federal National Mortgage Association Connecticut Avenue Securities, “2B1”, Series 2024-R03, 144A, 30 day USD SOFR Average + 2.8%, 7.153% (c), 3/25/2044	750,000	757,500
Freddie Mac Structured Agency Credit Risk Debt Notes, “M1B”, Series 2022-DNA2, 144A, 30 day USD SOFR Average + 2.4%, 6.754% (c), 2/25/2042	1,000,000	1,020,780
Government National Mortgage Association:
“GA”, Series 2021-122, 1.0%, 11/20/2047	1,093,320	871,903
“IO”, Series 2021-19, Interest Only, 2.0%, 1/20/2051	11,974,438	1,440,040
“ID”, Series 2023-151, Interest Only, 2.0%, 8/20/2051	7,902,401	1,004,263
“QI”, Series 2021-225, Interest Only, 2.5%, 12/20/2051	8,495,546	1,024,812
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	190,940	2,717
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	705,817	141,759
“AZ”, Series 2023-120, 5.5%, 8/20/2053	2,191,540	2,210,254
JPMorgan Mortgage Trust:
“2A1”, Series 2006-A2, 5.306% (c), 4/25/2036	186,236	158,757
“A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.604% (c), 12/25/2054	799,896	790,325
Merrill Lynch Mortgage Investors Trust, “2A”, Series 2003-A6, 7.64% (c), 10/25/2033	64,097	61,642

RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044	448,800	447,936
“A2”, Series 2024-INV2, 144A, 5.5%, 9/25/2054	1,101,977	1,091,646
“A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044	334,036	336,178
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.504% (c), 7/25/2059	1,106,322	1,131,448
Total Collateralized Mortgage Obligations (Cost $20,635,470)		20,120,518

Government & Agency Obligations 11.2%
Sovereign Bonds 0.5%
Indonesia Government International Bond, 5.65%, 1/11/2053	230,000	225,728
Mexico Government International Bond:
6.0%, 5/13/2030	200,000	205,016
6.0%, 5/7/2036	940,000	895,320
		1,326,064
U.S. Government Sponsored Agencies 0.7%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	1,720,258
U.S. Treasury Obligations 10.0%
U.S. Treasury Bills:
4.049% (d), 9/11/2025 (e)	200,000	196,957
4.111% (d), 9/11/2025 (e)	1,000,000	984,787
U.S. Treasury Bonds:
4.625%, 2/15/2055	1,668,400	1,650,934
4.75%, 2/15/2045	5,682,900	5,721,970
U.S. Treasury Notes:
3.875%, 3/15/2028	4,976,400	5,017,222
4.0%, 2/28/2030	2,517,100	2,549,744
4.125%, 2/28/2027	2,392,400	2,412,586
4.125%, 2/29/2032	3,076,500	3,113,033
4.625%, 2/15/2035	2,752,600	2,855,823
		24,503,056
Total Government & Agency Obligations (Cost 27,446,346)		27,549,378

	Shares	Value ($)

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $70,220)	315	3,685

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.24% (g) (h) (Cost $1,776,378)	1,776,378	1,776,378

Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 4.36% (g) (Cost $4,142,760)	4,142,760	4,142,760

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $256,932,003)	103.4	253,475,513
Other Assets and Liabilities, Net	(3.4)	(8,375,188)
Net Assets	100.0	245,100,325
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2025 are as follows:
Value ($) at 1/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2025	Value ($) at 4/30/2025
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.24% (g) (h)
1,626,895	149,483 (i)	—	—	—	2,063	—	1,776,378	1,776,378
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 4.36% (g)
6,420,767	67,708,337	69,986,344	—	—	129,985	—	4,142,760	4,142,760
8,047,662	67,857,820	69,986,344	—	—	132,048	—	5,919,138	5,919,138

*	Non-income producing security.
(a)	When-issued, delayed delivery or forward commitment securities included.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2025 amounted to $1,710,964, which is 0.7% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At April 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/18/2025	200	22,172,539	22,443,750	271,211
2 Year U.S. Treasury Note	USD	6/30/2025	143	29,501,923	29,765,227	263,304
5 Year U.S. Treasury Note	USD	6/30/2025	65	7,036,192	7,097,695	61,503
U.S. Treasury Long Bond	USD	6/18/2025	1	116,815	116,625	(190)
Ultra Long U.S. Treasury Bond	USD	6/18/2025	121	14,821,015	14,644,781	(176,234)
Total net unrealized appreciation						419,594
At April 30, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	6/18/2025	166	18,804,753	19,045,906	(241,153)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$100,004,722	$—	$100,004,722
Mortgage-Backed Securities Pass-Throughs	—	49,719,324	—	49,719,324
Asset-Backed (a)	—	26,961,503	—	26,961,503
Commercial Mortgage-Backed Securities	—	23,197,245	—	23,197,245
Collateralized Mortgage Obligations	—	20,120,518	—	20,120,518
Government & Agency Obligations (a)	—	27,549,378	—	27,549,378
Warrants	—	—	3,685	3,685
Short-Term Investments (a)	5,919,138	—	—	5,919,138
Derivatives (b)
Futures Contracts	596,018	—	—	596,018
Total	$6,515,156	$247,552,690	$3,685	$254,071,531

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(417,577)	$—	$—	$(417,577)
Total	$(417,577)	$—	$—	$(417,577)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DTRBF-PH1